Business Combination - Elements of Business Combination (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reverse Recapitalization [Abstract]
Cash - Silver Spike trust and cash, net of redemptions	$ 254,203
Cash - PIPE Financing	325,000
Less: cash consideration paid to Legacy WMH equity holders	(455,182)
Less: transaction costs and advisory fees	(44,052)
Net proceeds from the Business Combination	79,969	$ 0	$ 0
Less: initial fair value of warrant liability recognized in the Business Combination	(193,978)	0	0
Add: transaction costs allocated to Warrants	5,547
Add: non-cash assets assumed from Silver Spike	1,053	0	0
Add: deferred tax asset	151,255	0	0
Less: tax receivable agreement liability	(128,567)	$ 0	$ 0
Net adjustment to total equity from the Business Combination	$ (84,721)